Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Cash at bank and in hand	31,045	121,223	87,434